Statements of Changes in Net Assets Available for Benefits - Community Trust Bancorp, Inc. Employee Stock Ownership Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statements of Changes in Net Assets Available for Benefits [Abstract]
Contributions	$ 2,124,288	$ 1,967,961
Investment income:
Net appreciation in fair value of investments	2,820,778	7,175,318
Interest and dividends	1,574,433	1,475,316
Total investment income	4,395,211	8,650,634
Deductions:
Benefits paid to participants	(3,321,515)	(4,234,245)
Increase in net assets available for benefits	3,197,984	6,384,350
Net assets available for benefits:
Beginning of year	41,619,875	35,235,525
End of year	$ 44,817,859	$ 41,619,875